Equity (Details) - Schedule of warrant status - $ / shares	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Schedule Of Warrant Status Abstract
Warrants, Outstanding, beginning of year	600,000
Weighted Average Exercise Price, Outstanding, beginning of year	$ 0.5
Warrants, Granted	1,000,000	600,000
Weighted Average Exercise Price, Granted	$ 0.01	$ 0.5
Warrants, Forfeited
Weighted Average Exercise Price, Forfeited
Warrants, Outstanding, end of year	1,600,000	600,000
Weighted Average Exercise Price, Outstanding, end of year	$ 0.048	$ 0.5
Warrants, Exercisable, end of year	600,000	600,000
Weighted Average Exercise Price, Exercisable, end of year	$ 0.5